Property and Equipment	12 Months Ended
Dec. 31, 2012
Property and Equipment [Abstract]
Property and Equipment

7.       Property and equipment, net

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	Property and Equipment	Accumulated Depreciation	Net Book Value

Balance, December 31, 2010	$22,332	$(490)	$21,842

- Additions in equipment and building improvements	220	-	220
- Depreciation for the year	-	(403)	(403)
Balance, December 31, 2011	$22,552	$(893)	$21,659

- Additions in equipment and building improvements	1,553	-	1,553
- Depreciation for the year	-	(438)	(438)
Balance, December 31, 2012	$24,105	$(1,331)	$22,774